INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Operating loss carryforward		$ 1,104,955	$ 148,421
Deferred tax assets valuation allowance	$ 1,880,000	256,000
Net change in valuation allowance	$ 1,624,000	$ 256,000